REPORTABLE BUSINESS SEGMENTS - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Operating segments:
Sales	$ 540,067	$ 658,521	$ 1,782,803	$ 2,097,126
Non-current assets	371,907		371,907		$ 399,752
CANADA
Operating segments:
Sales	79,559	77,691	201,597	219,843
Non-current assets	232,113		232,113		233,678
UNITED STATES
Operating segments:
Sales	460,508	$ 580,830	1,581,206	$ 1,877,283
Non-current assets	$ 139,794		$ 139,794		$ 166,074